Accumulated Other Comprehensive Loss	9 Months Ended
Sep. 30, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Share of affiliates' comprehensive income (loss)	Total accumulated comprehensive (loss) income
Balance at December 31, 2016	(12,956)	3,414	(9,542)
Other comprehensive income	—	1,621	1,621
Balance at September 30, 2017	(12,956)	5,035	(7,921)

Balance at December 31, 2017	(12,799)	5,030	(7,769)
Other comprehensive loss	—	(27,868)	(27,868)
Balance at September 30, 2018	(12,799)	(22,838)	(35,637)